Employee benefits liabilities - Disclosure of changes in the benefit obligations and fair value of plan assets of benefit plan (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	€ (3,913)
Net defined benefit liability (asset), end of period	(3,364)	€ (3,913)
Plan Assets
Net defined benefit liability (asset), beginning of period	(3,913)
Net defined benefit liability (asset), end of period	(3,364)	(3,913)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(3,364)	(3,913)
Defined benefit asset	967	963
Projected benefit obligation
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(26,203)
Net defined benefit liability (asset), end of period	(23,241)	(26,203)
Plan Assets
Net defined benefit liability (asset), beginning of period	(26,203)
Net defined benefit liability (asset), end of period	(23,241)	(26,203)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(23,241)	(26,203)
Pension benefits
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(1,460)
Service cost	(123)	(143)
Net defined benefit liability (asset), end of period	(1,255)	(1,460)
Plan Assets
Net defined benefit liability (asset), beginning of period	(1,460)
Administrative Expenses	(86)	(63)
Net defined benefit liability (asset), end of period	(1,255)	(1,460)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(1,255)	(1,460)
Defined benefit liability	(2,200)	(2,396)
Defined benefit asset	945	936
Pension benefits | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(1,248)
Net defined benefit liability (asset), end of period	(1,081)	(1,248)
Plan Assets
Net defined benefit liability (asset), beginning of period	(1,248)
Net defined benefit liability (asset), end of period	(1,081)	(1,248)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(1,081)	(1,248)
Pension benefits | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(212)
Net defined benefit liability (asset), end of period	(174)	(212)
Plan Assets
Net defined benefit liability (asset), beginning of period	(212)
Net defined benefit liability (asset), end of period	(174)	(212)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(174)	(212)
Pension benefits | U.S. and Canada
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(1,419)
Net defined benefit liability (asset), end of period	(1,232)	(1,419)
Plan Assets
Net defined benefit liability (asset), beginning of period	(1,419)
Employer contributions	27
Net defined benefit liability (asset), end of period	(1,232)	(1,419)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(1,232)	(1,419)
Defined benefit liability	(1,805)	(1,951)
Defined benefit asset	573	532
Pension benefits | U.S. and Canada | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(1,207)
Net defined benefit liability (asset), end of period	(1,058)	(1,207)
Plan Assets
Net defined benefit liability (asset), beginning of period	(1,207)
Net defined benefit liability (asset), end of period	(1,058)	(1,207)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(1,058)	(1,207)
Pension benefits | U.S. and Canada | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(212)
Net defined benefit liability (asset), end of period	(174)	(212)
Plan Assets
Net defined benefit liability (asset), beginning of period	(212)
Net defined benefit liability (asset), end of period	(174)	(212)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(174)	(212)
Pension benefits | UK
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	364
Net defined benefit liability (asset), end of period	324	364
Plan Assets
Net defined benefit liability (asset), beginning of period	364
Net defined benefit liability (asset), end of period	324	364
Present value of projected benefit obligation
Net defined benefit liability (asset)	324	364
Defined benefit liability	(16)	(8)
Defined benefit asset	340	372
Pension benefits | UK | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	364
Net defined benefit liability (asset), end of period	324	364
Plan Assets
Net defined benefit liability (asset), beginning of period	364
Net defined benefit liability (asset), end of period	324	364
Present value of projected benefit obligation
Net defined benefit liability (asset)	324	364
Pension benefits | UK | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Present value of projected benefit obligation
Net defined benefit liability (asset)	0	0
Pension benefits | France and Germany
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(324)
Net defined benefit liability (asset), end of period	(207)	(324)
Plan Assets
Net defined benefit liability (asset), beginning of period	(324)
Net defined benefit liability (asset), end of period	(207)	(324)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(207)	(324)
Defined benefit liability	(258)	(363)
Defined benefit asset	51	39
Pension benefits | France and Germany | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(324)
Net defined benefit liability (asset), end of period	(207)	(324)
Plan Assets
Net defined benefit liability (asset), beginning of period	(324)
Net defined benefit liability (asset), end of period	(207)	(324)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(207)	(324)
Pension benefits | France and Germany | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Present value of projected benefit obligation
Net defined benefit liability (asset)	0	0
Pension benefits | Other
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(81)
Net defined benefit liability (asset), end of period	(140)	(81)
Plan Assets
Net defined benefit liability (asset), beginning of period	(81)
Net defined benefit liability (asset), end of period	(140)	(81)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(140)	(81)
Defined benefit liability	(121)	(74)
Defined benefit asset	(19)	(7)
Pension benefits | Other | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(81)
Net defined benefit liability (asset), end of period	(140)	(81)
Plan Assets
Net defined benefit liability (asset), beginning of period	(81)
Net defined benefit liability (asset), end of period	(140)	(81)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(140)	(81)
Pension benefits | Other | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Present value of projected benefit obligation
Net defined benefit liability (asset)	0	0
Pension benefits | Projected benefit obligation
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(23,750)	(23,468)
Effect of changes in scope of consolidation and other	(54)	116
Service cost	(123)	(143)
Interest cost	(1,115)	(1,177)
Benefit payments for the year	1,770	1,792
Participant contributions	(1)	(1)
Actuarial gains and (losses)	37	126
Effect of changes in exchange rates	2,116	(976)
Past service cost	(12)	(19)
Effect of curtailments and settlements/Other	0	0
Net defined benefit liability (asset), end of period	(21,132)	(23,750)
Plan Assets
Net defined benefit liability (asset), beginning of period	(23,750)	(23,468)
Effect of changes in scope of consolidation and other	(54)	116
Participant contributions	(1)	(1)
Effect of changes in exchange rates	2,116	(976)
Benefit payments for the year	1,770	1,792
Net defined benefit liability (asset), end of period	(21,132)	(23,750)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(21,132)	(23,750)
Pension benefits | Projected benefit obligation | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	(106)	14
Pension benefits | Projected benefit obligation | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	143	112
Pension benefits | Projected benefit obligation | U.S. and Canada
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(18,965)	(18,964)
Effect of changes in scope of consolidation and other	0	114
Service cost	(80)	(98)
Interest cost	(924)	(973)
Benefit payments for the year	1,522	1,558
Participant contributions	(1)	(1)
Actuarial gains and (losses)	(228)	339
Effect of changes in exchange rates	2,041	(924)
Past service cost	0	(16)
Effect of curtailments and settlements/Other	0	0
Net defined benefit liability (asset), end of period	(16,635)	(18,965)
Plan Assets
Net defined benefit liability (asset), beginning of period	(18,965)	(18,964)
Effect of changes in scope of consolidation and other	0	114
Participant contributions	(1)	(1)
Effect of changes in exchange rates	2,041	(924)
Benefit payments for the year	1,522	1,558
Net defined benefit liability (asset), end of period	(16,635)	(18,965)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(16,635)	(18,965)
Pension benefits | Projected benefit obligation | U.S. and Canada | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	41	(10)
Pension benefits | Projected benefit obligation | U.S. and Canada | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	(269)	349
Pension benefits | Projected benefit obligation | UK
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(1,526)	(1,456)
Effect of changes in scope of consolidation and other	(54)	1
Service cost	0	0
Interest cost	(75)	(77)
Benefit payments for the year	95	88
Participant contributions	0	0
Actuarial gains and (losses)	56	(10)
Effect of changes in exchange rates	77	(70)
Past service cost	(14)	(2)
Effect of curtailments and settlements/Other	0	0
Net defined benefit liability (asset), end of period	(1,441)	(1,526)
Plan Assets
Net defined benefit liability (asset), beginning of period	(1,526)	(1,456)
Effect of changes in scope of consolidation and other	(54)	1
Participant contributions	0	0
Effect of changes in exchange rates	77	(70)
Benefit payments for the year	95	88
Net defined benefit liability (asset), end of period	(1,441)	(1,526)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(1,441)	(1,526)
Pension benefits | Projected benefit obligation | UK | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	(53)	(4)
Pension benefits | Projected benefit obligation | UK | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	109	(6)
Pension benefits | Projected benefit obligation | France and Germany
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(3,004)	(2,809)
Effect of changes in scope of consolidation and other	0	0
Service cost	(33)	(36)
Interest cost	(100)	(110)
Benefit payments for the year	132	127
Participant contributions	0	0
Actuarial gains and (losses)	254	(176)
Effect of changes in exchange rates	0	0
Past service cost	0	0
Effect of curtailments and settlements/Other	0	0
Net defined benefit liability (asset), end of period	(2,751)	(3,004)
Plan Assets
Net defined benefit liability (asset), beginning of period	(3,004)	(2,809)
Effect of changes in scope of consolidation and other	0	0
Participant contributions	0	0
Effect of changes in exchange rates	0	0
Benefit payments for the year	132	127
Net defined benefit liability (asset), end of period	(2,751)	(3,004)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(2,751)	(3,004)
Pension benefits | Projected benefit obligation | France and Germany | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	(43)	26
Pension benefits | Projected benefit obligation | France and Germany | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	297	(202)
Pension benefits | Projected benefit obligation | Other
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(255)	(239)
Effect of changes in scope of consolidation and other	0	1
Service cost	(10)	(9)
Interest cost	(16)	(17)
Benefit payments for the year	21	19
Participant contributions	0	0
Actuarial gains and (losses)	(45)	(27)
Effect of changes in exchange rates	(2)	18
Past service cost	2	(1)
Effect of curtailments and settlements/Other	0	0
Net defined benefit liability (asset), end of period	(305)	(255)
Plan Assets
Net defined benefit liability (asset), beginning of period	(255)	(239)
Effect of changes in scope of consolidation and other	0	1
Participant contributions	0	0
Effect of changes in exchange rates	(2)	18
Benefit payments for the year	21	19
Net defined benefit liability (asset), end of period	(305)	(255)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(305)	(255)
Pension benefits | Projected benefit obligation | Other | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	(51)	2
Pension benefits | Projected benefit obligation | Other | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	6	(29)
Pension benefits | Plan Assets
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	22,502	22,642
Effect of changes in scope of consolidation and other	68	(122)
Interest cost	1,046	1,130
Benefit payments for the year	(1,752)	(1,767)
Participant contributions	1	1
Actuarial gains and (losses)	165	(269)
Effect of changes in exchange rates	(1,959)	907
Net defined benefit liability (asset), end of period	20,051	22,502
Plan Assets
Net defined benefit liability (asset), beginning of period	22,502	22,642
Effect of changes in scope of consolidation and other	68	(122)
Expected return on assets	1,046	1,130
Participant contributions	1	1
Administrative Expenses	(86)	(63)
Effect of changes in exchange rates	(1,959)	907
Employer contributions	66	43
Benefit payments for the year	(1,752)	(1,767)
Net defined benefit liability (asset), end of period	20,051	22,502
Present value of projected benefit obligation
Net defined benefit liability (asset)	20,051	22,502
Pension benefits | Plan Assets | U.S. and Canada
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	17,758	18,262
Effect of changes in scope of consolidation and other	0	(121)
Benefit payments for the year	(1,521)	(1,547)
Participant contributions	1	1
Actuarial gains and (losses)	410	(558)
Effect of changes in exchange rates	(1,864)	820
Net defined benefit liability (asset), end of period	15,577	17,758
Plan Assets
Net defined benefit liability (asset), beginning of period	17,758	18,262
Effect of changes in scope of consolidation and other	0	(121)
Expected return on assets	857	932
Participant contributions	1	1
Administrative Expenses	(84)	(58)
Effect of changes in exchange rates	(1,864)	820
Employer contributions	20	27
Benefit payments for the year	(1,521)	(1,547)
Net defined benefit liability (asset), end of period	15,577	17,758
Present value of projected benefit obligation
Net defined benefit liability (asset)	15,577	17,758
Pension benefits | Plan Assets | UK
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	1,890	1,800
Effect of changes in scope of consolidation and other	68	0
Benefit payments for the year	(95)	(88)
Participant contributions	0	0
Actuarial gains and (losses)	(101)	(13)
Effect of changes in exchange rates	(95)	87
Net defined benefit liability (asset), end of period	1,765	1,890
Plan Assets
Net defined benefit liability (asset), beginning of period	1,890	1,800
Effect of changes in scope of consolidation and other	68	0
Expected return on assets	94	96
Participant contributions	0	0
Administrative Expenses	(2)	(4)
Effect of changes in exchange rates	(95)	87
Employer contributions	6	12
Benefit payments for the year	(95)	(88)
Net defined benefit liability (asset), end of period	1,765	1,890
Present value of projected benefit obligation
Net defined benefit liability (asset)	1,765	1,890
Pension benefits | Plan Assets | France and Germany
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	2,680	2,408
Effect of changes in scope of consolidation and other	0	0
Benefit payments for the year	(126)	(121)
Participant contributions	0	0
Actuarial gains and (losses)	(140)	293
Effect of changes in exchange rates	0	0
Net defined benefit liability (asset), end of period	2,544	2,680
Plan Assets
Net defined benefit liability (asset), beginning of period	2,680	2,408
Effect of changes in scope of consolidation and other	0	0
Expected return on assets	90	95
Participant contributions	0	0
Administrative Expenses	0	0
Effect of changes in exchange rates	0	0
Employer contributions	40	5
Benefit payments for the year	(126)	(121)
Net defined benefit liability (asset), end of period	2,544	2,680
Present value of projected benefit obligation
Net defined benefit liability (asset)	2,544	2,680
Pension benefits | Plan Assets | Other
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	174	172
Effect of changes in scope of consolidation and other	0	(1)
Benefit payments for the year	(10)	(11)
Participant contributions	0	0
Actuarial gains and (losses)	(4)	9
Effect of changes in exchange rates	0	0
Net defined benefit liability (asset), end of period	165	174
Plan Assets
Net defined benefit liability (asset), beginning of period	174	172
Effect of changes in scope of consolidation and other	0	(1)
Expected return on assets	5	7
Participant contributions	0	0
Administrative Expenses	0	(1)
Effect of changes in exchange rates	0	0
Employer contributions	0	(1)
Benefit payments for the year	(10)	(11)
Net defined benefit liability (asset), end of period	165	174
Present value of projected benefit obligation
Net defined benefit liability (asset)	€ 165	€ 174